CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

Note 8. CONVERTIBLE NOTES PAYABLE

In September 2022, in connection with the closing of the IPO, the Company converted approximately $16.1 million consisting of approximately $9.1 million in convertible notes and Bridge Notes, related accrued interest of approximately $1.6 million, and approximately $5.4 million of fair value adjustments into 2,533,964 shares of Common Stock.

From August 2018 through July 2020, the Company issued a total of $5.0 million in notes payable, including $2.7 million to related parties, convertible into the next class of equity securities in which the Company issues and sells equity securities with aggregate gross proceeds of at least $5.0 million. The conversion price was initially determined as seventy percent (70%) multiplied by the per share purchase price for the next equity financing. Additionally, provided no equity financing had occurred, and the note was still outstanding, the noteholder could have elected to convert the outstanding principal and accrued interest into shares of the Company’s Common Stock at a price of $6.62 per share. The convertible notes payable had a maturity date of December 31, 2020, bore interest at 8% annually, and were secured by the intellectual property of the Company. The Company obtained the necessary noteholder approvals to extend the maturity date of the notes in November 2021 to May 31, 2022, and in May 2022 to August 2022. In July 2022, the Company obtained approval from a majority of the noteholders to extend the maturity date from August 31, 2022, to October 31, 2022, for certain Bridge Notes in exchange for a Common Stock purchase warrant equal to the principal amount of each note divided by 10.5. As a result, the Company issued warrants to purchase 478,446 shares of Common Stock at a price of $5.25 per share. See Note 12 for additional disclosures related to warrants. Upon completion of the IPO, the notes automatically converted into shares of Common Stock. Conversion of the note at the IPO closing extinguished this security and resulted in the Company wholly owning all its intellectual property without a security interest.

From October 2020 through June 2021, the Company issued a total of $0.9 million in notes payable, including $0.5 million to related parties, convertible into the next class of equity securities in which the Company issues and sells equity securities with aggregate gross proceeds of at least $5.0 million. The conversion price was determined as eighty percent (80%) multiplied by the per share purchase price for the next equity financing. Additionally, provided no equity financing has occurred and the note is still outstanding, the noteholder could have elected to convert the outstanding principal and accrued interest into shares of the Company’s Common Stock at a price of $6.62 per share. The convertible notes payable bore interest at 8% annually and had a maturity date in October 2021. The Company obtained the necessary noteholder approvals to extend the maturity date of the notes in December 2021 to May 2022 and in May 2022 to August 2022. In July 2022, the Company obtained approval from a majority of the noteholders to extend the maturity date from August 31, 2022, to October 31, 2022, for certain Bridge Notes in exchange for a Common Stock purchase warrant equal to the principal amount of each note divided by 10.5. As a result, the Company issued warrants to purchase 79,795 shares of the Company’s Common Stock at a price of $5.25 per share. See Note 12 for additional disclosures related to warrants. Upon completion of the IPO, the $0.9 million of the notes automatically converted into shares of Common Stock. In October 2022, the Company repaid $100,000 for the note that was not converted at the time of the Company’s IPO.

In the second and third quarters of 2021, the Company issued a total of approximately $0.9 million in additional notes payable, including $0.1 million to related parties, convertible into the next class of equity securities in which the Company issues and sells equity securities with aggregate gross proceeds of at least $5.0 million. The conversion price was initially determined as eighty percent (80%) multiplied by the per share purchase price for the next equity financing. Additionally, provided no equity financing has occurred and the note was still outstanding, the noteholder could elect to convert the outstanding principal and accrued interest into shares of the Company’s Common Stock at a price of $6.62 per share. As a result of the completion of a bridge financing sufficient to provide working capital to complete an IPO, the notes became convertible into the Company’s equity securities on the same terms as the conversion feature established in the bridge financing. The convertible notes payable had a maturity date in December 2022 and bore interest at eight percent (8%) annually. Upon completion of the IPO, the notes automatically converted into shares of Common Stock.

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021

Bridge Notes

In the fourth quarter of 2021 and until our IPO in the third quarter of 2022, the Company issued a total of $2.6 million in Bridge Notes, which were convertible into the Company’s Common Stock, at the time of an IPO, or at the noteholder’s option, at $4.20 per share, adjusted to reflect any stock split, stock dividend, or other similar change in the Common Stock. The Bridge Notes bore interest at 6% and had a maturity date of May 31, 2022. In May 2022, the Company obtained the necessary noteholder approvals to extend the maturity date of the notes to August 31, 2022. In July 2022, the Company obtained approval from a majority of the noteholders to extend the maturity date to October 31, 2022, for certain Bridge Notes in exchange for a Common Stock purchase warrant equal to the principal amount of the note divided by 10.5. As a result, the Company issued warrants to purchase 758,227 shares of the Company’s Common Stock at a price of $5.25 per share. See Note 12 for additional disclosures related to warrants. Upon completion of the IPO, approximately $2.3 million of the notes automatically converted into shares of Common Stock. In the fourth quarter of 2022, the Company repaid $325,000 for those notes that were not converted at the time of the Company’s IPO.

Additionally, each noteholder received a warrant to purchase one share of Common Stock based on the investor’s bridge note principal balance investment. The warrants have a five-year term at an exercise price equal to $5.25 per share. In connection with the IPO, the Company paid commissions of nine percent (9%) and issued its placement agents warrants to purchase 54,464 shares of Common Stock. The warrants issued to the Company’s placement agents have substantially the same terms as the warrants issued to our noteholders.

The Company elected to account for the convertible notes payable at fair value with any changes in fair value being recognized through the consolidated statements of operations until the convertible notes are settled. The fair value of the convertible notes was determined with the assistance of a third-party specialist, considering the value of the notes payable that would be received by converting into common stock in each scenario, plus a put option. In coordination with the Company’s IPO, the notes were converted to Common Stock. Convertible notes payable consisted of the following:

December 31,
2021

Secured convertible notes payable	$5,041,957
Unsecured convertible notes payable	3,740,000
Principal amount of convertible notes payable	8,781,957
Debt issuance costs	(1,185,382)
Fair value adjustments on convertible notes payable	3,555,576
Total convertible notes payable	$11,152,151

The Company elected to account for the convertible notes payable at fair value with any changes in fair value being recognized through the consolidated statements of operations until the convertible notes are settled. The fair value of the convertible notes was determined with the assistance of a third-party specialist, considering the value of the notes payable that would be received by converting into Common Stock in each scenario, plus a put option.